AXP(SM)
High Yield
Tax-Exempt Fund

1999 annual report
(prospectus enclosed)


American
Express(R)
Funds

(icon of) padlock



AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
 EXPRESS(R)(logo)

More Yield,
Less Taxes
Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. AXP High Yield Tax-Exempt Fund strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.

AXP HIGH YIELD TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell  investors how the Fund  performed.

From the Chairman                          4
From the Portfolio Manager                 5
Fund Facts                                 6
The 10 Largest Holdings                    7
Making  the Most of the Fund               8
The Fund's  Long-term  Performance         9
Independent  Auditors' Report (Fund)      11
Financial Statements (Fund)               12
Notes to Financial Statements (Fund)      15
Independent Auditors' Report (Portfolio)  20
Financial Statements (Portfolio)          21
Notes to Financial Statements (Portfolio) 24
Investments in Securities                 28
Federal Income Tax Information            80

2000 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Transactions through Third Parties    14p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Master/Feeder Structure               25p
Other Information                     26p
Financial Highlights                  27p
Appendix                              29p

(This annual report is not part of the prospectus.)   ANNUAL REPORT - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,



Arne H. Carlson

AXP HIGH YIELD TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

(picture of) Kurt Larson
Kurt Larson
Portfolio manager

From the Portfolio Manager
Rising interest rates led to slightly higher interest income for AXP High Yield Tax-Exempt Fund during the past fiscal year --December 1998 through November 1999. However, because the interest-rate trend resulted in a decline in net asset value, the Fund's Class A shares (excluding the sales charge) experienced a loss of 1.86% on a total return basis.

At the outset of the period, with worries about a potential global recession on the wane, investors refocused their attention on the remarkably robust U.S. economy. Despite ongoing reports of still-benign inflation, they concluded that an increase in consumer prices was becoming a greater possibility.

That concern was later reinforced by the Federal Reserve Board, which increased short-term interest rates three times in an effort to cool off the economy and, ultimately, take some pressure off inflation. The result was increased selling pressure on bonds, which in turn drove long-term interest rates up and bond prices down for much of the 12 months. Most affected were U.S. Treasury bonds, but municipal issues were penalized as well, particularly during the summer and fall.

DEMAND DROPS
Looking at other market fundamentals, the supply of municipal bonds declined early in the period, then increased in the second half of the fiscal year. On the demand side, institutional buying slacked off as the period progressed. That also weakened the support for bond prices.

As for changes to the portfolio, they were minor. I kept the duration (a function of the average maturity of the bonds owned that affects the Fund's sensitivity to interest-rate swings) in the neutral-to-slightly-short range. In the end, that cushioned the decline in net asset value somewhat when interest rates rose.

My main focus, though, continued to be on keeping the interest income as high as prudently possible. In keeping with that, I added to investments in lower-rated bonds, which provided more income. At period-end, about 23% of the portfolio was invested in low-grade bonds.

As the new fiscal year begins, the biggest issue facing the bond market centers on what the Federal Reserve Board might do with short-term interest rates in the months ahead. My view is that the question may hang over the market until, perhaps, spring. Therefore, over the near term at least, I plan to stick with an investment approach that focuses mainly on enhancing the Fund's yield.



Kurt Larson

(This annual report is not part of the prospectus.)   ANNUAL REPORT - 1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                   $ 4.34
Nov. 30, 1998                                                   $ 4.68
Decrease                                                        $ 0.34

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                     $ 0.26
From capital gains                                              $  --
Total distributions                                             $ 0.26
Total return*                                                   -1.86%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                   $ 4.34
Nov. 30, 1998                                                   $ 4.68
Decrease                                                        $ 0.34

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                     $ 0.23
From capital gains                                              $  --
Total distributions                                             $ 0.23
Total return*                                                   -2.58%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                   $ 4.35
Nov. 30, 1998                                                   $ 4.68
Decrease                                                        $ 0.33

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                     $ 0.26
From capital gains                                              $  --
Total distributions                                             $ 0.26
Total return*                                                   -1.56%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

AXP HIGH YIELD TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

The 10 Largest Holdings

                                               Percent              Value
                                          (of net assets)  (as of Nov. 30, 1999)
New York City Municipal Water Finance
Authority Water & Sewer System Revenue Bonds
Series A
6.25% 2021                                      1.04%          $56,537,849

New Hampshire Industrial Development
Authority Pollution Control Revenue Bonds
State Public Service Series 1991B
7.50% 2021                                       .98            53,006,382

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1991A
5.75% 2019                                       .92            49,743,099

Northern California Power Agency
Geothermal 3 Revenue Bonds
5.00% 2009                                       .91            49,537,172

Utah Intermountain Power Agency
Power Supply Refunding Revenue Bonds
Series 1996C
5.70% 2017                                       .84            45,374,859

Washington Public Power Supply System
Nuclear Project 1 Revenue Bonds Series 1990A
6.00% 2017                                       .72            39,332,947

Texas Alliance Airport Authority Special
Facility  Revenue Bonds American Airlines
Series 1990 A.M.T.
7.50% 2029                                       .72            38,916,195

Midland County  Michigan  Economic
Development  Corporation  Pollution  Control
Limited  Obligation  Refunding  Revenue Bonds
Midland  Cogeneration  Series 1990
A.M.T.
9.50% 2009                                       .67            36,470,367

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
5.50% 2011                                       .66            36,077,454

California Foothill/Eastern Transportation
Corridor Agency  Toll Road Revenue Bonds Series 1995A
5.00% 2035                                       .64            34,909,499

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(Icon of a pie chart)

The 10 holdings listed here make up 8.10% of net assets

(This annual report is not part of the prospectus.)   ANNUAL REPORT - 1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP HIGH YIELD TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

The Fund's Long-term Performance

            How $10,000 has grown in AXP High Yield Tax-Exempt Fund


$20,000                                                  X  Lipper General
                                                       Municipal Debt Index

                                          X  Lehman Brothers      X      $17,428
                                         Municipal Bond Index     AXP High Yield
$10,000                                                          Tax-Exempt Fund
                                                                         Class A
$9,500
               (The printed version of this chart contains
                a line graph with three lines corresponding to the two Indices and Fund noted above.)

'89   '90   '91   '92   '93    '94    '95   '96   '97   '98   '99

Average annual total returns (as of Nov. 30, 1999)

             1 year           5 years          10 years             Since
                                                                  inception*
 Class A     -6.77%             +5.79%          +5.71%               --%
 Class B     -6.29%               --%              --%               +4.40%
 Class Y     -1.56%               --%              --%               +5.71%

*Inception date was March 20, 1995.

Assumes: Holding period from 12/1/89 to 11/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $8,820. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Index. In comparing AXP High Yield Tax-Exempt Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)   ANNUAL REPORT - 1999

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and prefunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in the market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper General Municipal Debt Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP HIGH YIELD TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #38  to
Registration Statement No. 2-63552 filed on or about January 26, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP High Yield Tax-Exempt Fund, Inc.
Fiscal year ended Nov. 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

Dec. 22, 1998                                 $0.02039
Jan. 25, 1999                                  0.02404
Feb. 25, 1999                                  0.02359
March 24, 1999                                 0.01877
April 26, 1999                                 0.02378
May 27, 1999                                   0.02278
June 23, 1999                                  0.01948
July 26, 1999                                  0.02299
Aug. 26, 1999                                  0.02157
Sept. 22, 1999                                 0.01940
Oct. 25, 1999                                  0.02351
Nov. 23, 1999                                  0.02016
Total distributions                           $0.26046

AXP HIGH YIELD TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01768
Jan. 25, 1999                                  0.02076
Feb. 25, 1999                                  0.02059
March 24, 1999                                 0.01615
April 26, 1999                                 0.02060
May 27, 1999                                   0.01982
June 23, 1999                                  0.01698
July 26, 1999                                  0.01989
Aug. 26, 1999                                  0.01870
Sept. 22, 1999                                 0.01693
Oct. 25, 1999                                  0.02051
Nov. 23, 1999                                  0.01755
Total distributions                           $0.22616

(This annual report is not part of the prospectus.)   ANNUAL REPORT - 1999

Class Y

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

Dec. 22, 1998                                 $0.02065
Jan. 25, 1999                                  0.02439
Feb. 25, 1999                                  0.02392
March 24, 1999                                 0.01912
April 26, 1999                                 0.02370
May 27, 1999                                   0.02270
June 23, 1999                                  0.01984
July 26, 1999                                  0.02204
Aug. 26, 1999                                  0.02221
Sept. 22, 1999                                 0.01928
Oct. 25, 1999                                  0.02420
Nov. 23, 1999                                  0.02081
Total distributions                           $0.26286

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

AXP HIGH YIELD TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Source  of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1999 are listed below.

Alabama                    0.299%
Alaska                     0.235
Arizona                    1.330
Arkansas                   0.141
California                 8.955
Colorado                   7.251
Connecticut                0.159
Florida                    4.813
Georgia                    2.090
Hawaii                     0.426
Idaho                      0.009
Illinois                   8.132
Indiana                    2.454
Iowa                       0.657
Kansas                     0.116
Kentucky                   0.939
Louisiana                  2.840
Maine                      0.130
Maryland                   0.774
Massachusetts              3.119
Michigan                   4.884
Minnesota                  4.235
Mississippi                0.915
Missouri                   0.670
Nebraska                   0.024
Nevada                     0.821
New Hampshire              2.259
New Jersey                 0.141
New Mexico                 1.922
New York                   7.946
North Carolina             3.502
North Dakota               0.305
Ohio                       3.321
Oklahoma                   1.232
Oregon                     0.617
Pennsylvania               4.032
Puerto Rico                0.532
South Carolina             1.135
South Dakota               0.555
Tennessee                  0.420
Texas                      7.471
Utah                       2.020
Virginia                   0.752
Washington                 2.714
Washington, DC             0.617
West Virginia              1.186
Wisconsin                  0.673
Wyoming                    0.230

(This annual report is not part of the prospectus.)   ANNUAL REPORT - 1999

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

American
   Express(R)
Funds



AXP High Yield Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010



                              PRSRT STD AUTO
                               U.S. POSTAGE
                                  PAID
                               SPENCER, IA
                              PERMIT NO. 85




Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
 EXPRESS(R) (logo)

S-6430 R (1/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.